INCOME TAXES - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits at beginning of period	$ 43,112	$ 50,977	$ 46,982
Additions based on tax positions	5,174	1,354	15,953
Additions for tax positions of prior years	8,460	2,766	7,608
Reductions for tax positions of prior years	(5,340)	(11,985)	(19,566)
Gross unrecognized tax benefits at end of period	51,406	43,112	50,977
Less: Federal, state, and local income tax benefits	(7,848)
Net unrecognized tax benefit reserves	43,558
Unrecognized Tax Benefits
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits at beginning of period	30,850	41,241	39,062
Additions based on tax positions	4,748	1,354	15,903
Additions for tax positions of prior years	5,703	240	5,842
Reductions for tax positions of prior years	(3,976)	(11,985)	(19,566)
Gross unrecognized tax benefits at end of period	37,325	30,850	41,241
Gross net unrecognized tax benefits that if recognized would impact the ETR at December 31, 2025	37,325
Accrued Interest and Penalties
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits at beginning of period	12,262	9,736	7,920
Additions based on tax positions	426	0	50
Additions for tax positions of prior years	2,757	2,526	1,766
Reductions for tax positions of prior years	(1,364)	0	0
Gross unrecognized tax benefits at end of period	14,081	$ 12,262	$ 9,736
Gross net unrecognized tax benefits that if recognized would impact the ETR at December 31, 2025	$ 14,081